4. Depreciation, Bad Debt and Other Provisions	12 Months Ended
Dec. 31, 2017
Depreciation Bad Debt And Other Provisions
Depreciation, Bad Debt and Other Provisions

Note 4 — Depreciation, Bad Debt and Other Provisions

Details of depreciation and bad debt provision are as follows:

	2017	2016*	2015*
Depreciation of property and equipment	$3,574	$3,229	$3,160
Bad debt and other provisions	63,954	–	9,814
Total depreciation, bad debt and other provisions	$67,528	$3,229	$12,974

There was no provision for bad debt for the year ended December 31, 2016 due to the Group’s proactive cash collection policy during 2016.

*   Restated for discontinued operations (see note 9 — Discontinued Operations)